UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     August 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $325,085 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      410     1221 SH       SOLE                     1221        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1957    56444 SH       SOLE                    56444        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3367       29 SH       SOLE                       29        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    35005   452317 SH       SOLE                   452317        0        0
EXXON MOBIL CORP               COM              30231G102      305     3744 SH       SOLE                     3744        0        0
GENERAL ELECTRIC CO            COM              369604103      263    13956 SH       SOLE                    13956        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    83261  1641586 SH       SOLE                  1641586        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      260    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    14758   111449 SH       SOLE                   111449        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1221    25643 SH       SOLE                    25643        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2292    38106 SH       SOLE                    38106        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2966    43437 SH       SOLE                    43437        0        0
ISHARES TR                     RUSSELL 1000     464287622     8713   117920 SH       SOLE                   117920        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     4045    55096 SH       SOLE                    55096        0        0
ISHARES TR                     RUSSELL 2000     464287655     3257    39332 SH       SOLE                    39332        0        0
ISHARES TR                     RUSL 3000 VALU   464287663      611     6816 SH       SOLE                     6816        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158     1030     9710 SH       SOLE                     9710        0        0
ISHARES TR                     MSCI ACWI EX     464288240     1304    28955 SH       SOLE                    28955        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      267     5529 SH       SOLE                     5529        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      808    18529 SH       SOLE                    18529        0        0
ISHARES TR                     S&P CAL AMTFR MN 464288356      348     3308 SH       SOLE                     3308        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     5547    52851 SH       SOLE                    52851        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     3575    69777 SH       SOLE                    69777        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2467    47129 SH       SOLE                    47129        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      775    10575 SH       SOLE                    10575        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     2085    51646 SH       SOLE                    51646        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     8407   264716 SH       SOLE                   264716        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    65366   495312 SH       SOLE                   495312        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1607    26736 SH       SOLE                    26736        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      829    11835 SH       SOLE                    11835        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      336     5991 SH       SOLE                     5991        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    51885  1041650 SH       SOLE                  1041650        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    15758   324108 SH       SOLE                   324108        0        0